Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 2,477,409	$ (1,788,422)	$ (2,444,287)	$ (2,413,122)
Adjustments to reconcile net loss to net cash to cash used by operating activities:
Common shares issued for service	39,200	49,000	49,000	642,850
Amortization of intangible assets	172,032	172,033	229,377	229,377
Common shares issued for interest payment	13,487
Amortization of debt discount				26,519
Stock based compensation expense	24,846	63,306	64,860	238,165
Gain on settlement of debt		51,400	51,400
Interest expense from convertible debenture	3,516,537
Change in fair value of derivative liabilities	(8,125,328)
Changes in operating assets and liabilities:
Other assets	(243,030)	(35,000)	(334,150)
Accounts Payable	856,639	(382,203)	(117,777)	413,234
Accrued Payroll				229,167
Net cash used by operating activities	(1,268,208)	(1,869,886)	(2,501,577)	(621,341)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt		(244,300)	(244,300)	(35,000)
Proceeds from issuance of preferred shares		3,040,000	3,040,000	250,000
Proceeds from loan payable - related party	432,000
Proceeds from convertible debenture - related party	500,000
Proceeds from issuance of common stock and warrants				446,999
Net cash provided by financing activities	932,000	2,795,700	2,795,700	661,999
Net decrease in cash	(336,208)	925,814	294,123	40,658
Cash, beginning of period	339,923	45,800	45,800	5,140
Cash, end of period	3,715	971,614	339,923	45,800
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	2,212
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of preferred shares to common stock		3,200,000	3,200,000
Settlement of debt by issuance of common stock		1,150,135	1,150,135
Cashless exercise of warrants		224	19,309
Deemed dividends for ratchet adjustments to warrants		48,659	48,659
Deemed dividends for commitment shares	17,099,058	48,659	$ 48,659	$ 20,995
Stock warrants classified as derivative liability	$ 7,530,308